Accrued Expenses - Schedule of Accrued Expenses (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Accrued Expenses [Abstract]
Accrued salaries and wages	$ 1,653	$ 1,549		$ 1,398
Accrued professional fees	1,331	1,273		93
Accrued license fees	3,300	3,300		3,300
Accrued interest	269	267
BOD compensation	242	242
Other accrued expenses	983	865		590
Total accrued expenses	$ 7,778	$ 7,496	$ 6,045	$ 5,381	$ 5,197